Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward	$ 95,735	$ 48,031
Property and equipment	(70)	(78)
Stock-based compensation	135,837	0
Other	269	180
Deferred tax assets before valuation allowance	231,771	48,133
Valuation allowance	(207,657)	(19,059)
Deferred tax assets, net of valuation allowance	24,114	29,074
Deferred tax liabilities:
Outside basis difference	1,816	2,034
Intangible assets	37,307	43,942
Deferred tax liabilities	39,123	45,976
Net deferred tax assets (liabilities)	$ (15,009)	$ (16,902)